Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
TD Money Market Portfolio (First Prospectus Summary) | TD Money Market Portfolio | Premium Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPLXX
TD Money Market Portfolio (First Prospectus Summary) | TD Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTOXX
TD Money Market Portfolio (Second Prospectus Summary) | TD Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDAXX
TD Money Market Portfolio (Second Prospectus Summary) | TD Money Market Portfolio | Select Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSXX
TD U.S. Government Portfolio (First Prospectus Summary) | TD U.S. Government Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTUXX
TD U.S. Government Portfolio (Second Prospectus Summary) | TD U.S. Government Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUXX
TD Municipal Portfolio (First Prospectus Summary) | TD Municipal Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMXX
TD Municipal Portfolio (Second Prospectus Summary) | TD Municipal Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDIXX
TD California Municipal Money Market Portfolio (First Prospectus Summary) | TD California Municipal Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCAXX
TD California Municipal Money Market Portfolio (Second Prospectus Summary) | TD California Municipal Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCXX
TD New York Municipal Money Market Portfolio (First Prospectus Summary) | TD New York Municipal Money Market Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WNYXX
TD New York Municipal Money Market Portfolio (Second Prospectus Summary) | TD New York Municipal Money Market Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDYXX
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGXX
TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHXX
TD Institutional U.S. Government Fund (Second Prospectus Summary) | TD Institutional U.S. Government Fund | Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGCXX
TD Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDVXX
TD Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund | Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTCXX